Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000011358 | Western Digital Corp.FR_958102AT23.00011/15/20280
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011358 | Lumentum Holdings, Inc.FR_55024UAJ80.3753/15/20320
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011358 | Bloom Energy Corp.FR_093712AN70.00011/15/20300
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011358 | MKS, Inc.FR_55306NAB01.2506/1/20300
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011358 | Boeing Co.FR_0970232046.00010/15/20270
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011358 | Akamai Technologies, Inc.FR_00971TAP60.2505/15/20330
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011358 | ON Semiconductor Corp.FR_682189AU90.5003/1/20290
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011358 | CenterPoint Energy, Inc.FR_15189TBQ93.0008/1/20280
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011358 | Oracle Corp.FR_68389X2046.5001/15/20290
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011358 | Digital Realty Trust LPFR_25389JAX41.87511/15/20290
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011358 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000011358 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000011358 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011358 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011358 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000011358 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011358 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011358 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011358 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011358 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011358 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011358 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011360 | Western Digital Corp.FR_958102AT23.00011/15/20280
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011360 | Lumentum Holdings, Inc.FR_55024UAJ80.3753/15/20320
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011360 | Bloom Energy Corp.FR_093712AN70.00011/15/20300
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011360 | MKS, Inc.FR_55306NAB01.2506/1/20300
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011360 | Boeing Co.FR_0970232046.00010/15/20270
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011360 | Akamai Technologies, Inc.FR_00971TAP60.2505/15/20330
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011360 | ON Semiconductor Corp.FR_682189AU90.5003/1/20290
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011360 | CenterPoint Energy, Inc.FR_15189TBQ93.0008/1/20280
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011360 | Oracle Corp.FR_68389X2046.5001/15/20290
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011360 | Digital Realty Trust LPFR_25389JAX41.87511/15/20290
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011360 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000011360 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000011360 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011360 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011360 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000011360 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011360 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011360 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011360 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011360 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011360 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011360 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011361 | Western Digital Corp.FR_958102AT23.00011/15/20280
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011361 | Lumentum Holdings, Inc.FR_55024UAJ80.3753/15/20320
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011361 | Bloom Energy Corp.FR_093712AN70.00011/15/20300
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011361 | MKS, Inc.FR_55306NAB01.2506/1/20300
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011361 | Boeing Co.FR_0970232046.00010/15/20270
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011361 | Akamai Technologies, Inc.FR_00971TAP60.2505/15/20330
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011361 | ON Semiconductor Corp.FR_682189AU90.5003/1/20290
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011361 | CenterPoint Energy, Inc.FR_15189TBQ93.0008/1/20280
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011361 | Oracle Corp.FR_68389X2046.5001/15/20290
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011361 | Digital Realty Trust LPFR_25389JAX41.87511/15/20290
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011361 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000011361 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000011361 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011361 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011361 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000011361 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011361 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011361 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011361 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011361 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011361 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011361 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064541 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000064541 | Samsung Electronics Co. Ltd.FR_6771720090
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064541 | Hyundai Motor Co.FR_6451059090
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064541 | Goldman Sachs Finance Corp. International Ltd. (Tencent Holdings Ltd.)FR_ACI381ZH30.0001/29/20290
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064541 | Hyosung Heavy Industries Corp.FR_BD83179010
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064541 | SK Hynix, Inc.FR_ACI2F4VY81.7504/11/20300
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064541 | SK Telecom Co. Ltd.FR_6224879080
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064541 | Alibaba Group Holding Ltd.FR_BK6YZP9020
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064541 | SK Square Co. Ltd.FR_BMG3GS9000
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064541 | Samsung Electro-Mechanics Co. Ltd.FR_6771689080
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064541 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000064541 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000064541 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064541 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064541 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000064541 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000064541 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064541 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064541 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064541 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064541 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064543 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000064543 | Samsung Electronics Co. Ltd.FR_6771720090
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064543 | Hyundai Motor Co.FR_6451059090
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064543 | Goldman Sachs Finance Corp. International Ltd. (Tencent Holdings Ltd.)FR_ACI381ZH30.0001/29/20290
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064543 | Hyosung Heavy Industries Corp.FR_BD83179010
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064543 | SK Hynix, Inc.FR_ACI2F4VY81.7504/11/20300
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064543 | SK Telecom Co. Ltd.FR_6224879080
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064543 | Alibaba Group Holding Ltd.FR_BK6YZP9020
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064543 | SK Square Co. Ltd.FR_BMG3GS9000
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064543 | Samsung Electro-Mechanics Co. Ltd.FR_6771689080
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064543 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000064543 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000064543 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064543 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064543 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000064543 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000064543 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064543 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064543 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064543 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064543 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064544 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000064544 | Samsung Electronics Co. Ltd.FR_6771720090
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064544 | Hyundai Motor Co.FR_6451059090
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064544 | Goldman Sachs Finance Corp. International Ltd. (Tencent Holdings Ltd.)FR_ACI381ZH30.0001/29/20290
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064544 | Hyosung Heavy Industries Corp.FR_BD83179010
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064544 | SK Hynix, Inc.FR_ACI2F4VY81.7504/11/20300
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064544 | SK Telecom Co. Ltd.FR_6224879080
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064544 | Alibaba Group Holding Ltd.FR_BK6YZP9020
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064544 | SK Square Co. Ltd.FR_BMG3GS9000
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064544 | Samsung Electro-Mechanics Co. Ltd.FR_6771689080
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064544 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000064544 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000064544 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064544 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064544 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000064544 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000064544 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064544 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064544 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064544 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064544 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150496 | Bloom Energy Corp.FR_093712AN70.00011/15/20300
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150496 | Boeing Co.FR_0970232046.00010/15/20270
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150496 | Oracle Corp.FR_68389X2046.5001/15/20290
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150496 | Eni SpAFR_ACI2JPYV02.9509/14/20300
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150496 | Seagate HDD CaymanFR_81180WBL43.5006/1/20280
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150496 | JD.com, Inc.FR_47215PAJ50.2506/1/20290
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150496 | Alibaba Group Holding Ltd.FR_01609WBG60.5006/1/20310
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150496 | Strategy, Inc.FR_594972AS00.00012/1/20290
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150496 | Duke Energy Corp.FR_26441CCL73.0003/15/20290
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150496 | Rivian Automotive, Inc.FR_76954AAB94.6253/15/20290
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150496 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000150496 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000150496 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000150496 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000150496 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000150496 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150496 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000150496 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150496 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150496 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000150496 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000150496 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150497 | Bloom Energy Corp.FR_093712AN70.00011/15/20300
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150497 | Boeing Co.FR_0970232046.00010/15/20270
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150497 | Oracle Corp.FR_68389X2046.5001/15/20290
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150497 | Eni SpAFR_ACI2JPYV02.9509/14/20300
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150497 | Seagate HDD CaymanFR_81180WBL43.5006/1/20280
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150497 | JD.com, Inc.FR_47215PAJ50.2506/1/20290
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150497 | Alibaba Group Holding Ltd.FR_01609WBG60.5006/1/20310
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150497 | Strategy, Inc.FR_594972AS00.00012/1/20290
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150497 | Duke Energy Corp.FR_26441CCL73.0003/15/20290
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150497 | Rivian Automotive, Inc.FR_76954AAB94.6253/15/20290
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150497 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000150497 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000150497 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000150497 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000150497 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000150497 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150497 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000150497 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150497 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150497 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000150497 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000150497 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150498 | Bloom Energy Corp.FR_093712AN70.00011/15/20300
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150498 | Boeing Co.FR_0970232046.00010/15/20270
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150498 | Oracle Corp.FR_68389X2046.5001/15/20290
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150498 | Eni SpAFR_ACI2JPYV02.9509/14/20300
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150498 | Seagate HDD CaymanFR_81180WBL43.5006/1/20280
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150498 | JD.com, Inc.FR_47215PAJ50.2506/1/20290
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150498 | Alibaba Group Holding Ltd.FR_01609WBG60.5006/1/20310
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150498 | Strategy, Inc.FR_594972AS00.00012/1/20290
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150498 | Duke Energy Corp.FR_26441CCL73.0003/15/20290
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150498 | Rivian Automotive, Inc.FR_76954AAB94.6253/15/20290
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150498 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000150498 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000150498 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000150498 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000150498 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000150498 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150498 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000150498 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150498 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150498 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000150498 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000150498 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000043702 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043702 | Samsung Electronics Co. Ltd.FR_6771720090
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043702 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043702 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043702 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043702 | GE Vernova, Inc.FR_36828A1010
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043702 | Eli Lilly & Co.FR_5324571080
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043702 | TechnipFMC PLCFR_G871101050
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043702 | Lumentum Holdings, Inc.FR_55024U1090
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043702 | Rolls-Royce Holdings PLCFR_B63H849000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043702 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000043702 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000043702 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000043702 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000043702 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000043702 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000043702 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000043702 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043702 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043702 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043702 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000043704 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043704 | Samsung Electronics Co. Ltd.FR_6771720090
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043704 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043704 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043704 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043704 | GE Vernova, Inc.FR_36828A1010
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043704 | Eli Lilly & Co.FR_5324571080
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043704 | TechnipFMC PLCFR_G871101050
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043704 | Lumentum Holdings, Inc.FR_55024U1090
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043704 | Rolls-Royce Holdings PLCFR_B63H849000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043704 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000043704 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000043704 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000043704 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000043704 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000043704 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000043704 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000043704 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043704 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043704 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043704 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000043705 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043705 | Samsung Electronics Co. Ltd.FR_6771720090
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043705 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043705 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043705 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043705 | GE Vernova, Inc.FR_36828A1010
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043705 | Eli Lilly & Co.FR_5324571080
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043705 | TechnipFMC PLCFR_G871101050
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043705 | Lumentum Holdings, Inc.FR_55024U1090
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043705 | Rolls-Royce Holdings PLCFR_B63H849000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043705 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000043705 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000043705 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000043705 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000043705 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000043705 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000043705 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000043705 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043705 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043705 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043705 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220409 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220409 | Samsung Electronics Co. Ltd.FR_6771720090
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220409 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220409 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220409 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220409 | GE Vernova, Inc.FR_36828A1010
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220409 | Eli Lilly & Co.FR_5324571080
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220409 | TechnipFMC PLCFR_G871101050
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220409 | Lumentum Holdings, Inc.FR_55024U1090
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220409 | Rolls-Royce Holdings PLCFR_B63H849000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220409 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000220409 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000220409 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220409 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000220409 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000220409 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220409 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000220409 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220409 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220409 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220409 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011374 | Lumentum Holdings, Inc.FR_55024UAJ80.3753/15/20320
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011374 | Boeing Co.FR_0970232046.00010/15/20270
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011374 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011374 | Samsung Electronics Co. Ltd.FR_6771720090
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011374 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000011374 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011374 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011374 | GE Vernova, Inc.FR_36828A1010
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011374 | Iberdrola Finanzas SAFR_ACI2VWJV81.5003/27/20300
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011374 | Intel Corp.FR_4581401000
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011374 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000011374 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000011374 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011374 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011374 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000011374 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011374 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011374 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011374 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011374 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011374 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011374 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011376 | Lumentum Holdings, Inc.FR_55024UAJ80.3753/15/20320
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011376 | Boeing Co.FR_0970232046.00010/15/20270
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011376 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011376 | Samsung Electronics Co. Ltd.FR_6771720090
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011376 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000011376 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011376 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011376 | GE Vernova, Inc.FR_36828A1010
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011376 | Iberdrola Finanzas SAFR_ACI2VWJV81.5003/27/20300
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011376 | Intel Corp.FR_4581401000
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011376 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000011376 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000011376 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011376 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011376 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000011376 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011376 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011376 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011376 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011376 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011376 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011376 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011377 | Lumentum Holdings, Inc.FR_55024UAJ80.3753/15/20320
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011377 | Boeing Co.FR_0970232046.00010/15/20270
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011377 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011377 | Samsung Electronics Co. Ltd.FR_6771720090
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011377 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000011377 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011377 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011377 | GE Vernova, Inc.FR_36828A1010
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011377 | Iberdrola Finanzas SAFR_ACI2VWJV81.5003/27/20300
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011377 | Intel Corp.FR_4581401000
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011377 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000011377 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000011377 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011377 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011377 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000011377 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011377 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011377 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011377 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011377 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011377 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011377 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011362 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000011362 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011362 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011362 | GE Vernova, Inc.FR_36828A1010
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011362 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011362 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011362 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011362 | Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011362 | JPMorgan Chase & Co.FR_46625H1000
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011362 | Tesla, Inc.FR_88160R1010
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011362 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000011362 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000011362 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011362 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011362 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011362 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000011362 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000011362 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011362 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011362 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011362 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011362 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011364 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000011364 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011364 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011364 | GE Vernova, Inc.FR_36828A1010
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011364 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011364 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011364 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011364 | Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011364 | JPMorgan Chase & Co.FR_46625H1000
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011364 | Tesla, Inc.FR_88160R1010
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011364 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000011364 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000011364 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011364 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011364 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011364 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000011364 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000011364 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011364 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011364 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011364 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011364 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011365 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000011365 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011365 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011365 | GE Vernova, Inc.FR_36828A1010
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011365 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011365 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011365 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011365 | Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011365 | JPMorgan Chase & Co.FR_46625H1000
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011365 | Tesla, Inc.FR_88160R1010
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011365 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000011365 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000011365 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011365 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011365 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011365 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000011365 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000011365 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011365 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011365 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011365 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011365 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220407 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220407 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000220407 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220407 | GE Vernova, Inc.FR_36828A1010
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220407 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220407 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220407 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220407 | Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220407 | JPMorgan Chase & Co.FR_46625H1000
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220407 | Tesla, Inc.FR_88160R1010
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220407 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000220407 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000220407 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220407 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220407 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000220407 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000220407 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220407 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220407 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220407 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220407 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220407 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011370 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000011370 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000011370 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000011370 | Eli Lilly & Co.FR_5324571080
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011370 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000011370 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011370 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000011370 | Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011370 | Visa, Inc.FR_92826C8390
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011370 | Arista Networks, Inc.FR_0404132050
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011370 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000011370 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011370 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011370 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000011370 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011370 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000011370 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011370 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011370 | SectorPrimary Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011372 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000011372 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000011372 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000011372 | Eli Lilly & Co.FR_5324571080
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011372 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000011372 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011372 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000011372 | Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011372 | Visa, Inc.FR_92826C8390
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011372 | Arista Networks, Inc.FR_0404132050
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011372 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000011372 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011372 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011372 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000011372 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011372 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000011372 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011372 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011372 | SectorPrimary Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011373 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000011373 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000011373 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000011373 | Eli Lilly & Co.FR_5324571080
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011373 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000011373 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011373 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000011373 | Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011373 | Visa, Inc.FR_92826C8390
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011373 | Arista Networks, Inc.FR_0404132050
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011373 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000011373 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011373 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011373 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000011373 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011373 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000011373 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011373 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011373 | SectorPrimary Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150500 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000150500 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150500 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150500 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000150500 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150500 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150500 | Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150500 | Tesla, Inc.FR_88160R1010
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150500 | Alphabet, Inc.FR_02079K1070
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150500 | S&P 500® IndexFR_ADI34PRN86700.0006/17/20272901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150500 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000150500 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000150500 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150500 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000150500 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000150500 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000150500 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000150500 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150500 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150500 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150500 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150500 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000150501 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000150501 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150501 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150501 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000150501 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150501 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150501 | Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150501 | Tesla, Inc.FR_88160R1010
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150501 | Alphabet, Inc.FR_02079K1070
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150501 | S&P 500® IndexFR_ADI34PRN86700.0006/17/20272901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000150501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000150501 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000150501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000150501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000150501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000150501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150501 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150501 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000150502 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000150502 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150502 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150502 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000150502 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150502 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150502 | Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150502 | Tesla, Inc.FR_88160R1010
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150502 | Alphabet, Inc.FR_02079K1070
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150502 | S&P 500® IndexFR_ADI34PRN86700.0006/17/20272901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150502 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000150502 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000150502 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150502 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000150502 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000150502 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000150502 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000150502 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150502 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150502 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150502 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150502 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011346 | Ford Motor Co.FR_345370DB36.1008/19/20320
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011346 | Organon & Co./Organon Foreign Debt Co-Issuer BVFR_68622TAB75.1254/30/20310
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011346 | Bausch Health Cos., Inc.FR_C6903HAB09.9021710/8/20300
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011346 | EchoStar Corp.FR_278768AC010.75011/30/20290
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011346 | AerCap Ireland Capital DAC/AerCap Global Aviation TrustFR_00774MBQ76.5001/31/20560
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011346 | Amneal Pharmaceuticals LLCFR_03167DAS36.652178/1/20320
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | Par Petroleum LLCFR_69889PAF26.933282/28/20300
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | CSC Holdings LLCFR_126307BH94.50011/15/20310
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | Dragon Buyer, Inc.FR_26143FAB56.449619/30/20310
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | Star Parent, Inc.FR_87169DAB17.699619/27/20300
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011346 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011346 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011346 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000011346 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011346 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000011346 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000011346 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011346 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011346 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000011346 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011346 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011346 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | Ford Motor Co.FR_345370DB36.1008/19/20320
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011348 | Organon & Co./Organon Foreign Debt Co-Issuer BVFR_68622TAB75.1254/30/20310
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011348 | Bausch Health Cos., Inc.FR_C6903HAB09.9021710/8/20300
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011348 | EchoStar Corp.FR_278768AC010.75011/30/20290
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011348 | AerCap Ireland Capital DAC/AerCap Global Aviation TrustFR_00774MBQ76.5001/31/20560
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011348 | Amneal Pharmaceuticals LLCFR_03167DAS36.652178/1/20320
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | Par Petroleum LLCFR_69889PAF26.933282/28/20300
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | CSC Holdings LLCFR_126307BH94.50011/15/20310
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | Dragon Buyer, Inc.FR_26143FAB56.449619/30/20310
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | Star Parent, Inc.FR_87169DAB17.699619/27/20300
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011348 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011348 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011348 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000011348 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011348 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000011348 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000011348 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011348 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011348 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000011348 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011348 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011348 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | Ford Motor Co.FR_345370DB36.1008/19/20320
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011349 | Organon & Co./Organon Foreign Debt Co-Issuer BVFR_68622TAB75.1254/30/20310
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011349 | Bausch Health Cos., Inc.FR_C6903HAB09.9021710/8/20300
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011349 | EchoStar Corp.FR_278768AC010.75011/30/20290
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011349 | AerCap Ireland Capital DAC/AerCap Global Aviation TrustFR_00774MBQ76.5001/31/20560
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011349 | Amneal Pharmaceuticals LLCFR_03167DAS36.652178/1/20320
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | Par Petroleum LLCFR_69889PAF26.933282/28/20300
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | CSC Holdings LLCFR_126307BH94.50011/15/20310
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | Dragon Buyer, Inc.FR_26143FAB56.449619/30/20310
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | Star Parent, Inc.FR_87169DAB17.699619/27/20300
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011349 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011349 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011349 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000011349 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011349 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000011349 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000011349 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011349 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011349 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000011349 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011349 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011349 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011378 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011378 | Hyundai Motor Co.FR_6451059090
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011378 | Hyosung Heavy Industries Corp.FR_BD83179010
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011378 | Rolls-Royce Holdings PLCFR_B63H849000
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011378 | Siemens Energy AGFR_ACI1RCRC20
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011378 | ASML Holding NVFR_ACI02GTQ90
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011378 | Fujikura Ltd.FR_6356700030
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011378 | SK Hynix, Inc.FR_6450269070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011378 | UniCredit SpAFR_BYMXPS9010
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011378 | Kioxia Holdings Corp.FR_BMGYJ09000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011378 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000011378 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000011378 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011378 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011378 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011378 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011378 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011378 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011378 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011378 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011378 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011378 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011380 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011380 | Hyundai Motor Co.FR_6451059090
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011380 | Hyosung Heavy Industries Corp.FR_BD83179010
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011380 | Rolls-Royce Holdings PLCFR_B63H849000
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011380 | Siemens Energy AGFR_ACI1RCRC20
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011380 | ASML Holding NVFR_ACI02GTQ90
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011380 | Fujikura Ltd.FR_6356700030
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011380 | SK Hynix, Inc.FR_6450269070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011380 | UniCredit SpAFR_BYMXPS9010
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011380 | Kioxia Holdings Corp.FR_BMGYJ09000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011380 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000011380 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000011380 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011380 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011380 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011380 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011380 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011380 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011380 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011380 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011380 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011380 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011381 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011381 | Hyundai Motor Co.FR_6451059090
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011381 | Hyosung Heavy Industries Corp.FR_BD83179010
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011381 | Rolls-Royce Holdings PLCFR_B63H849000
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011381 | Siemens Energy AGFR_ACI1RCRC20
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011381 | ASML Holding NVFR_ACI02GTQ90
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011381 | Fujikura Ltd.FR_6356700030
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011381 | SK Hynix, Inc.FR_6450269070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011381 | UniCredit SpAFR_BYMXPS9010
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011381 | Kioxia Holdings Corp.FR_BMGYJ09000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011381 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000011381 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000011381 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011381 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011381 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011381 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011381 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011381 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011381 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011381 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011381 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011381 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000204888 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000204888 | Hyundai Motor Co.FR_6451059090
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000204888 | Hyosung Heavy Industries Corp.FR_BD83179010
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204888 | Rolls-Royce Holdings PLCFR_B63H849000
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000204888 | Siemens Energy AGFR_ACI1RCRC20
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000204888 | ASML Holding NVFR_ACI02GTQ90
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204888 | Fujikura Ltd.FR_6356700030
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204888 | SK Hynix, Inc.FR_6450269070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204888 | UniCredit SpAFR_BYMXPS9010
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000204888 | Kioxia Holdings Corp.FR_BMGYJ09000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000204888 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000204888 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000204888 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000204888 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000204888 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000204888 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000204888 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000204888 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000204888 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000204888 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000204888 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204888 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234923 | Hyosung Heavy Industries Corp.FR_BD83179010
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234923 | LandMark Optoelectronics Corp.FR_BL951P9070
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234923 | Exosens SASFR_ACI2PFFS30
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234923 | Kandenko Co. Ltd.FR_6483580000
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234923 | Ibiden Co. Ltd.FR_6456100070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234923 | AEM Holdings Ltd.FR_BXC7XC9070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234923 | ASPEED Technology, Inc.FR_B80VKP9070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234923 | Millicom International Cellular SAFR_L6388F1100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234923 | Harmonic Drive Systems, Inc.FR_6108179000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234923 | CES Energy Solutions Corp.FR_15713J9550
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234923 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000234923 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000234923 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234923 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234923 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234923 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234923 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234923 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234923 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234923 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234923 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234923 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234922 | Hyosung Heavy Industries Corp.FR_BD83179010
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234922 | LandMark Optoelectronics Corp.FR_BL951P9070
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234922 | Exosens SASFR_ACI2PFFS30
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234922 | Kandenko Co. Ltd.FR_6483580000
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234922 | Ibiden Co. Ltd.FR_6456100070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234922 | AEM Holdings Ltd.FR_BXC7XC9070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234922 | ASPEED Technology, Inc.FR_B80VKP9070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234922 | Millicom International Cellular SAFR_L6388F1100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234922 | Harmonic Drive Systems, Inc.FR_6108179000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234922 | CES Energy Solutions Corp.FR_15713J9550
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234922 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000234922 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000234922 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234922 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234922 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234922 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234922 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234922 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234922 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234922 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234922 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234922 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234924 | Hyosung Heavy Industries Corp.FR_BD83179010
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234924 | LandMark Optoelectronics Corp.FR_BL951P9070
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234924 | Exosens SASFR_ACI2PFFS30
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234924 | Kandenko Co. Ltd.FR_6483580000
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234924 | Ibiden Co. Ltd.FR_6456100070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234924 | AEM Holdings Ltd.FR_BXC7XC9070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234924 | ASPEED Technology, Inc.FR_B80VKP9070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234924 | Millicom International Cellular SAFR_L6388F1100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234924 | Harmonic Drive Systems, Inc.FR_6108179000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234924 | CES Energy Solutions Corp.FR_15713J9550
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234924 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000234924 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000234924 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234924 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234924 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234924 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234924 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234924 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234924 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234924 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234924 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234924 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234925 | Hyosung Heavy Industries Corp.FR_BD83179010
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234925 | LandMark Optoelectronics Corp.FR_BL951P9070
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234925 | Exosens SASFR_ACI2PFFS30
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234925 | Kandenko Co. Ltd.FR_6483580000
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234925 | Ibiden Co. Ltd.FR_6456100070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234925 | AEM Holdings Ltd.FR_BXC7XC9070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234925 | ASPEED Technology, Inc.FR_B80VKP9070
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234925 | Millicom International Cellular SAFR_L6388F1100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234925 | Harmonic Drive Systems, Inc.FR_6108179000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234925 | CES Energy Solutions Corp.FR_15713J9550
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234925 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000234925 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000234925 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234925 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234925 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234925 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234925 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234925 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234925 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234925 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234925 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234925 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011366 | Western Digital Corp.FR_958102AT23.00011/15/20280
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011366 | Alibaba Group Holding Ltd.FR_01609WBG60.5006/1/20310
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011366 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011366 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011366 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011366 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011366 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011366 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011366 | Alphabet, Inc.FR_02079K1070
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011366 | Calamos Short-Term Bond FundFR_1281204330
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011366 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000011366 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000011366 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000011366 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000011366 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000011366 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000011366 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000011366 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011366 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011366 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011366 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011366 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011366 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011366 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011368 | Western Digital Corp.FR_958102AT23.00011/15/20280
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011368 | Alibaba Group Holding Ltd.FR_01609WBG60.5006/1/20310
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011368 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011368 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011368 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011368 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011368 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011368 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011368 | Alphabet, Inc.FR_02079K1070
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011368 | Calamos Short-Term Bond FundFR_1281204330
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011368 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000011368 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000011368 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000011368 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000011368 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000011368 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000011368 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000011368 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011368 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011368 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011368 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011368 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011368 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011368 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011369 | Western Digital Corp.FR_958102AT23.00011/15/20280
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011369 | Alibaba Group Holding Ltd.FR_01609WBG60.5006/1/20310
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011369 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011369 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011369 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011369 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011369 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011369 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011369 | Alphabet, Inc.FR_02079K1070
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011369 | Calamos Short-Term Bond FundFR_1281204330
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011369 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000011369 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000011369 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000011369 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000011369 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000011369 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000011369 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000011369 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011369 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011369 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011369 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011369 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011369 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011369 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220408 | Western Digital Corp.FR_958102AT23.00011/15/20280
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220408 | Alibaba Group Holding Ltd.FR_01609WBG60.5006/1/20310
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220408 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220408 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220408 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220408 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220408 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220408 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220408 | Alphabet, Inc.FR_02079K1070
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220408 | Calamos Short-Term Bond FundFR_1281204330
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220408 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000220408 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220408 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220408 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000220408 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000220408 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000220408 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000220408 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220408 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220408 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220408 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220408 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220408 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220408 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243951 | Norfolk Southern Corp.FR_6558441080
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243951 | Kenvue, Inc.FR_49177J1020
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243951 | Electronic Arts, Inc.FR_2855121090
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243951 | TXNM Energy, Inc.FR_69349HAF45.7506/1/20540
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243951 | AES Corp.FR_00130H1050
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243951 | FutureTech II Acquisition Corp.FR_36119D1030
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243951 | Warner Bros Discovery, Inc.FR_9344231040
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243951 | Global Payments, Inc.FR_37940XAU61.5003/1/20310
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243951 | Brighthouse Financial, Inc.FR_10922N1030
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243951 | Clearwater Analytics Holdings, Inc.FR_1851231060
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243951 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000243951 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243951 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000243951 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243951 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000243951 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000243951 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243951 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243951 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243951 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243951 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000243951 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243950 | Norfolk Southern Corp.FR_6558441080
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243950 | Kenvue, Inc.FR_49177J1020
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243950 | Electronic Arts, Inc.FR_2855121090
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243950 | TXNM Energy, Inc.FR_69349HAF45.7506/1/20540
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243950 | AES Corp.FR_00130H1050
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243950 | FutureTech II Acquisition Corp.FR_36119D1030
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243950 | Warner Bros Discovery, Inc.FR_9344231040
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243950 | Global Payments, Inc.FR_37940XAU61.5003/1/20310
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243950 | Brighthouse Financial, Inc.FR_10922N1030
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243950 | Clearwater Analytics Holdings, Inc.FR_1851231060
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243950 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000243950 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243950 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000243950 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243950 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000243950 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000243950 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243950 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243950 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243950 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243950 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000243950 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243949 | Norfolk Southern Corp.FR_6558441080
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243949 | Kenvue, Inc.FR_49177J1020
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243949 | Electronic Arts, Inc.FR_2855121090
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243949 | TXNM Energy, Inc.FR_69349HAF45.7506/1/20540
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243949 | AES Corp.FR_00130H1050
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243949 | FutureTech II Acquisition Corp.FR_36119D1030
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243949 | Warner Bros Discovery, Inc.FR_9344231040
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243949 | Global Payments, Inc.FR_37940XAU61.5003/1/20310
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243949 | Brighthouse Financial, Inc.FR_10922N1030
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243949 | Clearwater Analytics Holdings, Inc.FR_1851231060
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243949 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000243949 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243949 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000243949 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243949 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000243949 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000243949 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243949 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243949 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243949 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243949 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000243949 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000165048 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000165048 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000165048 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000165048 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000165048 | Boeing Co.FR_0970231050
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000165048 | Morgan StanleyFR_6174464480
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165048 | Union Pacific Corp.FR_9078181080
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000165048 | United Airlines Holdings, Inc.FR_9100471090
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000165048 | Wells Fargo & Co.FR_9497461010
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165048 | DR Horton, Inc.FR_23331A1090
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165048 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000165048 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000165048 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000165048 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165048 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000165048 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000165048 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000165048 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000165048 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000165048 | SectorDomestic Commodity
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000165049 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000165049 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000165049 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000165049 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000165049 | Boeing Co.FR_0970231050
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000165049 | Morgan StanleyFR_6174464480
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165049 | Union Pacific Corp.FR_9078181080
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000165049 | United Airlines Holdings, Inc.FR_9100471090
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000165049 | Wells Fargo & Co.FR_9497461010
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165049 | DR Horton, Inc.FR_23331A1090
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165049 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000165049 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000165049 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000165049 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165049 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000165049 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000165049 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000165049 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000165049 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000165049 | SectorDomestic Commodity
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000165050 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000165050 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000165050 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000165050 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000165050 | Boeing Co.FR_0970231050
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000165050 | Morgan StanleyFR_6174464480
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165050 | Union Pacific Corp.FR_9078181080
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000165050 | United Airlines Holdings, Inc.FR_9100471090
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000165050 | Wells Fargo & Co.FR_9497461010
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165050 | DR Horton, Inc.FR_23331A1090
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165050 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000165050 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000165050 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000165050 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165050 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000165050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000165050 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000165050 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000165050 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000165050 | SectorDomestic Commodity
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000011350 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011350 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000011350 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011350 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011350 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011350 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011350 | Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011350 | Visa, Inc.FR_92826C8390
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011350 | Chevron Corp.FR_1667641000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011350 | Johnson & JohnsonFR_4781601040
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011350 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000011350 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000011350 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011350 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011350 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000011350 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011350 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000011350 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011350 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011350 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011350 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011352 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011352 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000011352 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011352 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011352 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011352 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011352 | Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011352 | Visa, Inc.FR_92826C8390
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011352 | Chevron Corp.FR_1667641000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011352 | Johnson & JohnsonFR_4781601040
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011352 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000011352 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000011352 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011352 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011352 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000011352 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011352 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000011352 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011352 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011352 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011352 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011353 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011353 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000011353 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011353 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011353 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011353 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011353 | Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011353 | Visa, Inc.FR_92826C8390
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011353 | Chevron Corp.FR_1667641000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011353 | Johnson & JohnsonFR_4781601040
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011353 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000011353 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000011353 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011353 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011353 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000011353 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011353 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000011353 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011353 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011353 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011353 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204432 | U.S. Treasury NotesFR_91282CKD24.2502/28/20290
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000204432 | U.S. Treasury NotesFR_91282CMG34.2501/31/20300
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204432 | Federal National Mortgage AssociationFR_3140W3UT43.5005/1/20350
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000204432 | Alloya Auto Receivables TrustFR_01986QAE84.69012/26/20280
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000204432 | U.S. Treasury NotesFR_91282CNY33.3759/15/20280
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000204432 | U.S. Treasury NotesFR_91282CLN93.5009/30/20290
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000204432 | Avis Budget Rental Car Funding AESOP LLCFR_05377RGU25.4402/22/20280
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | SoFi Consumer Loan Program TrustFR_83406YAB75.1202/27/20340
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | American Express Credit Account Master TrustFR_02582JKF65.2404/15/20310
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | SCCU Auto Receivables TrustFR_805922AJ06.08011/15/20290
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000204432 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000204432 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000204432 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000204432 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204432 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000204432 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000204432 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000204433 | U.S. Treasury NotesFR_91282CKD24.2502/28/20290
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000204433 | U.S. Treasury NotesFR_91282CMG34.2501/31/20300
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204433 | Federal National Mortgage AssociationFR_3140W3UT43.5005/1/20350
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000204433 | Alloya Auto Receivables TrustFR_01986QAE84.69012/26/20280
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000204433 | U.S. Treasury NotesFR_91282CNY33.3759/15/20280
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000204433 | U.S. Treasury NotesFR_91282CLN93.5009/30/20290
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000204433 | Avis Budget Rental Car Funding AESOP LLCFR_05377RGU25.4402/22/20280
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | SoFi Consumer Loan Program TrustFR_83406YAB75.1202/27/20340
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | American Express Credit Account Master TrustFR_02582JKF65.2404/15/20310
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | SCCU Auto Receivables TrustFR_805922AJ06.08011/15/20290
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000204433 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000204433 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000204433 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000204433 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204433 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000204433 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000204433 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000211098 | Lumentum Holdings, Inc.FR_55024U1090
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211098 | Dave, Inc.FR_23834J2010
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211098 | Ciena Corp.FR_1717793090
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211098 | Rush Street Interactive, Inc.FR_7820111000
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211098 | SiTime Corp.FR_82982T1060
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211098 | NPK International, Inc.FR_6517185040
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211098 | Diodes, Inc.FR_2545431010
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211098 | Amprius Technologies, Inc.FR_03214Q1080
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211098 | Viavi Solutions, Inc.FR_9255501050
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211098 | Mama's Creations, Inc.FR_56146T1030
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211098 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000211098 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000211098 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000211098 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211098 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000211098 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211098 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211098 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228743 | Lumentum Holdings, Inc.FR_55024U1090
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228743 | Dave, Inc.FR_23834J2010
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228743 | Ciena Corp.FR_1717793090
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228743 | Rush Street Interactive, Inc.FR_7820111000
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228743 | SiTime Corp.FR_82982T1060
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228743 | NPK International, Inc.FR_6517185040
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228743 | Diodes, Inc.FR_2545431010
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228743 | Amprius Technologies, Inc.FR_03214Q1080
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228743 | Viavi Solutions, Inc.FR_9255501050
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228743 | Mama's Creations, Inc.FR_56146T1030
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228743 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000228743 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000228743 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000228743 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228743 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000228743 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228743 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228743 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211096 | Lumentum Holdings, Inc.FR_55024U1090
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211096 | Dave, Inc.FR_23834J2010
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211096 | Ciena Corp.FR_1717793090
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211096 | Rush Street Interactive, Inc.FR_7820111000
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211096 | SiTime Corp.FR_82982T1060
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211096 | NPK International, Inc.FR_6517185040
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211096 | Diodes, Inc.FR_2545431010
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211096 | Amprius Technologies, Inc.FR_03214Q1080
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211096 | Viavi Solutions, Inc.FR_9255501050
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211096 | Mama's Creations, Inc.FR_56146T1030
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211096 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000211096 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000211096 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000211096 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211096 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000211096 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211096 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211096 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211097 | Lumentum Holdings, Inc.FR_55024U1090
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211097 | Dave, Inc.FR_23834J2010
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211097 | Ciena Corp.FR_1717793090
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211097 | Rush Street Interactive, Inc.FR_7820111000
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211097 | SiTime Corp.FR_82982T1060
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211097 | NPK International, Inc.FR_6517185040
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211097 | Diodes, Inc.FR_2545431010
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211097 | Amprius Technologies, Inc.FR_03214Q1080
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211097 | Viavi Solutions, Inc.FR_9255501050
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211097 | Mama's Creations, Inc.FR_56146T1030
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211097 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000211097 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000211097 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000211097 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211097 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000211097 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211097 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211097 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213161 | Lumentum Holdings, Inc.FR_55024U1090
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213161 | Dave, Inc.FR_23834J2010
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000213161 | Ciena Corp.FR_1717793090
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213161 | Rush Street Interactive, Inc.FR_7820111000
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213161 | SiTime Corp.FR_82982T1060
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213161 | Amprius Technologies, Inc.FR_03214Q1080
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213161 | Monolithic Power Systems, Inc.FR_6098391050
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213161 | XPO, Inc.FR_9837931000
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213161 | Five Below, Inc.FR_33829M1010
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213161 | MasTec, Inc.FR_5763231090
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213161 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000213161 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000213161 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000213161 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213161 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000213161 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000213161 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213161 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213162 | Lumentum Holdings, Inc.FR_55024U1090
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213162 | Dave, Inc.FR_23834J2010
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000213162 | Ciena Corp.FR_1717793090
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213162 | Rush Street Interactive, Inc.FR_7820111000
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213162 | SiTime Corp.FR_82982T1060
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213162 | Amprius Technologies, Inc.FR_03214Q1080
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213162 | Monolithic Power Systems, Inc.FR_6098391050
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213162 | XPO, Inc.FR_9837931000
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213162 | Five Below, Inc.FR_33829M1010
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213162 | MasTec, Inc.FR_5763231090
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213162 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000213162 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000213162 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000213162 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213162 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000213162 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000213162 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213162 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213160 | Lumentum Holdings, Inc.FR_55024U1090
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213160 | Dave, Inc.FR_23834J2010
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000213160 | Ciena Corp.FR_1717793090
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213160 | Rush Street Interactive, Inc.FR_7820111000
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213160 | SiTime Corp.FR_82982T1060
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213160 | Amprius Technologies, Inc.FR_03214Q1080
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213160 | Monolithic Power Systems, Inc.FR_6098391050
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213160 | XPO, Inc.FR_9837931000
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213160 | Five Below, Inc.FR_33829M1010
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213160 | MasTec, Inc.FR_5763231090
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213160 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000213160 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000213160 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000213160 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213160 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000213160 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000213160 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213160 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000049601 | U.S. Treasury NotesFR_91282CPJ44.00011/15/20350
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049601 | Federal National Mortgage AssociationFR_31418E3D06.0003/1/20540
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049601 | Federal National Mortgage AssociationFR_31418EPB04.5002/1/20530
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049601 | Federal National Mortgage AssociationFR_31418EU995.5008/1/20530
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049601 | Federal National Mortgage AssociationFR_31418D2M32.5007/1/20510
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049601 | Federal National Mortgage AssociationFR_31418EV986.0009/1/20530
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049601 | U.S. Treasury BondsFR_912810QA93.5002/15/20390
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049601 | U.S. Treasury NotesFR_91282CLJ83.7508/31/20310
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049601 | U.S. Treasury NotesFR_91282CPN53.50011/30/20300
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049601 | U.S. Treasury NotesFR_91282CLF63.8758/15/20340
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049601 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000049601 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000049601 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000049601 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000049603 | U.S. Treasury NotesFR_91282CPJ44.00011/15/20350
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049603 | Federal National Mortgage AssociationFR_31418E3D06.0003/1/20540
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049603 | Federal National Mortgage AssociationFR_31418EPB04.5002/1/20530
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049603 | Federal National Mortgage AssociationFR_31418EU995.5008/1/20530
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049603 | Federal National Mortgage AssociationFR_31418D2M32.5007/1/20510
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049603 | Federal National Mortgage AssociationFR_31418EV986.0009/1/20530
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049603 | U.S. Treasury BondsFR_912810QA93.5002/15/20390
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049603 | U.S. Treasury NotesFR_91282CLJ83.7508/31/20310
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049603 | U.S. Treasury NotesFR_91282CPN53.50011/30/20300
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049603 | U.S. Treasury NotesFR_91282CLF63.8758/15/20340
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049603 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000049603 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000049603 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000049603 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000049604 | U.S. Treasury NotesFR_91282CPJ44.00011/15/20350
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049604 | Federal National Mortgage AssociationFR_31418E3D06.0003/1/20540
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049604 | Federal National Mortgage AssociationFR_31418EPB04.5002/1/20530
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049604 | Federal National Mortgage AssociationFR_31418EU995.5008/1/20530
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049604 | Federal National Mortgage AssociationFR_31418D2M32.5007/1/20510
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049604 | Federal National Mortgage AssociationFR_31418EV986.0009/1/20530
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049604 | U.S. Treasury BondsFR_912810QA93.5002/15/20390
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049604 | U.S. Treasury NotesFR_91282CLJ83.7508/31/20310
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049604 | U.S. Treasury NotesFR_91282CPN53.50011/30/20300
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049604 | U.S. Treasury NotesFR_91282CLF63.8758/15/20340
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049604 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000049604 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000049604 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000049604 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%